Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Basic earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 21,212	£ 17,122	£ 94,163
Weighted average number of shares outstanding (in shares)	58,461,621	58,318,968	57,314,839
Earnings per share - basic (in gbp per share)	£ 0.36	£ 0.29	£ 1.64
Diluted earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 21,212	£ 17,122	£ 94,163
Weighted average number of shares outstanding (in shares)	58,461,621	58,318,968	57,314,839
Diluted by: options in issue and contingent shares (in shares)	413,839	430,529	767,549
Weighted average number of shares outstanding (diluted) (in shares)	58,875,460	58,749,497	58,082,388
Earnings per share - diluted (in gbp per share)	£ 0.36	£ 0.29	£ 1.62